FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, October 29,2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106     4828 88775.000SH       SOLE                77765.000         11010.000
                                                                27  500.000 SH       OTHER                                   500.000
Alcoa                          COM              013817101     6347 188960.175SH      SOLE               164225.175         24735.000
Allstate Corp.                 COM              020002101     7186 149740.000SH      SOLE               130590.000         19150.000
                                                                48 1000.000 SH       OTHER                                  1000.000
American International Group   COM              026874107      238 3499.000 SH       SOLE                 2137.000          1362.000
Applied Materials, Inc.        COM              038222105      181 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     3428 946860.000SH      SOLE               838860.000        108000.000
BP PLC-Spons ADR               COM              055622104      424 7372.576 SH       SOLE                 6576.576           796.000
Bard, C.R.                     COM              067383109      267 4708.000 SH       SOLE                 4708.000
Barrick Gold Corp.             COM              067901108     3172 150775.000SH      SOLE               145175.000          5600.000
Baxter International           COM              071813109     6919 215140.000SH      SOLE               188565.000         26575.000
                                                                39 1200.000 SH       OTHER                                  1200.000
Berkshire Hathaway Cl B        COM              084670207      270   94.000 SH       SOLE                   26.000            68.000
Biomet Inc                     COM              090613100      211 4500.000 SH       SOLE                 4500.000
Carnival Corp New              COM              143658300     7456 157655.000SH      SOLE               137550.000         20105.000
                                                                43  900.000 SH       OTHER                                   900.000
Citigroup, Inc.                COM              172967101     7545 171018.000SH      SOLE               150833.000         20185.000
                                                                44 1000.000 SH       OTHER  		                    1000.000
Clarcor, Inc.                  COM              179895107     1788 37500.000SH       SOLE                37500.000
Clorox Company                 COM              189054109     6806 127695.000SH      SOLE               110745.000         16950.000
                                                                37  700.000 SH       OTHER                                   700.000
Coca-Cola Company              COM              191216100     3533 88210.000SH       SOLE                66450.000         21760.000
                                                                31  775.000 SH       OTHER                                   775.000
Colgate Palmolive              COM              194162103      551 12185.000SH       SOLE                 8985.000          3200.000
Comerica Inc                   COM              200340107      907 15283.000SH       SOLE                 8825.000          6458.000
                                                               620 10448.000SH       OTHER                                 10448.000
Deere & Co                     COM              244199105     6556 101570.000SH      SOLE                89520.000         12050.000
Equity Office Properties Trust COM              294741103     2799 102718.000SH      SOLE                95090.000          7628.000
                                                                30 1100.000 SH       OTHER                                  1100.000
Equity Residential             COM              29476L107      260 8400.000 SH       SOLE                 6800.000          1600.000
Exxon Mobil Corporation        COM              302316102     1620 33512.000SH       SOLE                22550.000         10962.000
                                                                58 1200.000 SH       OTHER                                  1200.000
Fannie Mae                     COM              313586109     5823 91842.000SH       SOLE                81362.000         10480.000
                                                                16  250.000 SH       OTHER                                   250.000
Fifth Third Bancorp            COM              316773100      468 9501.072 SH       SOLE                 9501.072
General Electric               COM              369604103     1922 57229.105SH       SOLE                33729.105         23500.000
                                                                81 2400.000 SH       OTHER                                  2400.000
General Mills                  COM              370334104     6060 134960.000SH      SOLE               117435.000         17525.000
                                                                46 1025.000 SH       OTHER                                  1025.000
Global SanteFe Corp            COM              G3930E101      696 22705.000SH       SOLE                19105.000          3600.000
Grainger W.W.                  COM              384802104      231 4000.000 SH       SOLE                                   4000.000
HCA Inc.                       COM              404119109     6053 158665.000SH      SOLE               140355.000         18310.000
                                                                31  800.000 SH       OTHER                                   800.000
Hewlett Packard Company        COM              428236103     7029 374890.378SH      SOLE               328978.378         45912.000
                                                                30 1600.000 SH       OTHER                                  1600.000
Home Depot                     COM              437076102     6826 174137.380SH      SOLE               151972.380         22165.000
                                                                30  775.000 SH       OTHER                                   775.000
Huntington Bancshares Inc.     COM              446150104      226 9092.605 SH       SOLE                 9092.605
IBM                            COM              459200101     2337 27256.743SH       SOLE                22091.743          5165.000
Intel Corp                     COM              458140100      333 16600.000SH       SOLE                13100.000          3500.000
                                                                38 1900.000 SH       OTHER                                  1900.000
JPMorgan Chase & Co.           COM              46625H100     6456 162489.000SH      SOLE               141005.000         21484.000
                                                                36  900.000 SH       OTHER                                   900.000
Johnson & Johnson              COM              478160104     6450 114506.598SH      SOLE                99821.598         14685.000
                                                                55  975.000 SH       OTHER                                   975.000
L-3 Communications Holdings    COM              502424104     7257 108310.000SH      SOLE                94190.000         14120.000
Lilly Eli & Co                 COM              532457108      540 9000.000 SH       SOLE                 9000.000
McDonalds Corp                 COM              580135101     7234 258070.000SH      SOLE               226025.000         32045.000
                                                                42 1500.000 SH       OTHER                                  1500.000
Medtronic Inc                  COM              585055106      686 13225.000SH       SOLE                13225.000
Merck & Company                COM              589331107      378 11445.763SH       SOLE                 4645.763          6800.000
Micron Technology, Inc.        COM              595112103     3465 288000.000SH      SOLE               252625.000         35375.000
                                                                19 1600.000 SH       OTHER                                  1600.000
Nabors Industries Ltd          COM              G6359f103     4117 86940.000SH       SOLE                77370.000          9570.000
Newmont Mining Corp.           COM              651639106     3567 78337.000SH       SOLE                61627.000         16710.000
                                                                36  800.000 SH       OTHER                                   800.000
Noble Corp                     COM              G65422100     1184 26350.000SH       SOLE                22925.000          3425.000
Office Depot Inc.              COM              676220106     5690 378570.000SH      SOLE               331805.000         46765.000
                                                                29 1900.000 SH       OTHER                                  1900.000
PepsiCo                        COM              713448108      411 8451.886 SH       SOLE                 8051.886           400.000
Pfizer                         COM              717081103     6147 200898.622SH      SOLE               160498.622         40400.000
                                                                24  800.000 SH       OTHER                                   800.000
Quest Diagnostics              COM              74834L100     6996 79300.000SH       SOLE                70070.000          9230.000
Royal Dutch Petroleum          COM              780257705      433 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      438 16869.000SH       SOLE                14083.000          2786.000
Sanmina-Sci Corp.              COM              800907107     4204 596370.000SH      SOLE               522470.000         73900.000
                                                                23 3300.000 SH       OTHER                                  3300.000
Schering Plough                COM              806605101      358 18800.000SH       SOLE                13600.000          5200.000
Shell Transport & Trading      COM              822703609     6034 135570.000SH      SOLE               118095.000         17475.000
                                                                17  375.000 SH       OTHER                                   375.000
Sovereign Bancorp, Inc.        COM              845905108     5015 229850.000SH      SOLE               201075.000         28775.000
Stryker Corp                   COM              863667101      490 10185.000SH       SOLE                 9585.000           600.000
Suncor Energy Inc.             COM              867229106     4602 143775.000SH      SOLE               122650.000         21125.000
Toro Co.                       COM              891092108      273 4000.000 SH       SOLE                 4000.000
Transocean, Inc.               COM              G90078109     4111 114891.000SH      SOLE               101471.000         13420.000
                                                                25  700.000 SH       OTHER                                   700.000
Tyco International Ltd New     COM              902124106     5938 193666.200SH      SOLE               174586.200         19080.000
                                                                40 1300.000 SH       OTHER                                  1300.000
Verizon Communications         COM              92343V104     6881 174734.000SH      SOLE               150770.000         23964.000
                                                                17  425.000 SH       OTHER                                   425.000
W.R. Berkley Corp.             COM              084423102     6212 147347.000SH      SOLE               131138.000         16209.000
WalMart Stores                 COM              931142103      805 15130.000SH       SOLE                15130.000
Walgreen Co.                   COM              931422109      269 7500.000 SH       SOLE                 7500.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $219,547